Security Deposit Received for Sales of Assets (Details) ¥ in Millions, $ in Millions			12 Months Ended
	Apr. 01, 2023 USD ($)	Apr. 01, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Security Deposit Received for Sales of Assets [Line Items]
Security deposit				$ 1.4	¥ 10.0
Sales consideration			$ 2.1
Fixed assets costs			2.8
Accumulated depreciation			1.1
Realized gain			$ 0.3
Business Combination [Member]
Security Deposit Received for Sales of Assets [Line Items]
Total consideration	$ 1.8	¥ 12.5